Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2020	2019	2018
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC ("AIA") (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Cargo & Logistics S.A. (1) (8)	Argentina	Argentine pesos	Holding company	81.81%	81.49%	81.49%
CASA Aeroportuaria S.A. (2)	Argentina	Argentine pesos	Holding company	—	—	99.98%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (2)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A.	Italy	Euros	Holding company	75.00%	75.00%	75.00%
Corporación América S.A. (8)	Argentina	Argentine pesos	Holding company	95.80%	95.37%	95.37%
Corporación América Sudamericana S.A. (8)	Panamá	U.S. dollars	Holding company	95.12%	94.69%	94.69%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframerica Participaçoes S.A. (1)	Brazil	Brazilian real	Holding company	99.97%	99.97%	99.96%
Yokelet S.L.	Spain	Euros	Holding company	100.00%	100.00%	100.00%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) These companies were merged on June 30, 2019.

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2020	2019	2018
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (8)	Argentina	Argentine pesos	Fueling company	93.40%	92.98%	92.98%
Aeropuerto de Bahía Blanca S.A. (8)	Argentina	Argentine pesos	Airports Operation	81.43%	81.06%	81.06%
Aeropuertos Argentina 2000 S.A.("AA2000") (3) (8)	Argentina	Argentine pesos	Airports Operation	81.62%	81.29%	81.29%
Aeropuertos del Neuquén S.A. (8)	Argentina	Argentine pesos	Airports Operation	74.44%	74.10%	74.10%
Armenia International Airports C.J.S.C. (9)	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A. (formerly Caminos Viales S.A.)	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (8)	Argentina	Argentine pesos	Fuel plants	76.64%	76.29%	76.29%
Inframerica Concessionária do Aeroporto de Brasilia S.A. ("ICAB")	Brazil	Brazilian real	Airports Operation	50.98%	50.98%	50.98%
Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. ("ICASGA")	Brazil	Brazilian real	Airports Operation	99.98%	99.98%	99.98%
Paoletti América S.A. (4) (8)	Argentina	Argentine pesos	Service company	40.81%	40.65%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (8)	Argentina	Argentine pesos	Service company	81.72%	81.39%	81.39%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") (5)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A. (8)	Argentina	Argentine pesos	Service company	57.13%	56.91%	56.91%
Toscana Aeroporti S.p.A. (6) (7)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (8)	Argentina	Argentine pesos	Service company	81.83%	81.50%	81.50%

(3) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.

(4) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(7) The Group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Vola S.r.l.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	Toscana Aeroporti S.p.A.
	December 31,	December 31,
	2020	2019
Non-current assets	274,620	245,541
Current assets	132,706	55,248
Total assets	407,326	300,789
Non-current liabilities	158,523	60,650
Current liabilities	117,787	105,298
Total liabilities	276,310	166,523
Equity	131,016	134,266
Revenue	58,318	145,633
Gross (loss) / profit	(13,845)	41,061
Operating (loss) / income	(16,296)	25,938
Financial Results	(1,530)	(1,752)
Share of income in associates	115	35
Income tax	3,599	(8,174)
Net (loss) / income	(14,112)	16,047
Other comprehensive income / (loss) for the year	10,862	(2,722)
Total comprehensive (loss) / income for the year	(3,250)	13,325
Dividends paid	—	(14,774)

Increase/(Decrease) in cash
(Used in) / Provided by operating activities	(45,775)	24,166
Used in investing activities	(3,404)	(8,452)
Provided by / (Used in) financing activities	117,011	(9,240)

	Terminal Aeroportuaria de
	Guayaquil S.A.
	December 31,	December 31,
	2020	2019
Non-current assets	64,580	63,914
Current assets	30,209	50,629
Total assets	94,789	114,543
Non-current liabilities	25,451	17,839
Current liabilities	27,544	49,616
Total liabilities	52,995	67,455
Equity	41,794	47,088
Revenue	49,741	109,608
Gross profit	6,988	37,650
Operating (loss) / income	(3,728)	20,663
Financial Results	(1,514)	125
Income tax	(42)	(2,047)
Net (loss) / income	(5,284)	18,741
Other comprehensive (loss) / income for the year	(11)	36
Total comprehensive (loss) / income for the year	(5,295)	18,777
Dividends paid	—	(14,616)

Increase/(Decrease) in cash
(Used in) / Provided by operating activities	(24,544)	8,233
(Used in) / Provided by investing activities	(1,861)	18,035
Provided by / (Used in) financing activities	7,510	(619)

	Inframerica Concessionária do
	Aeroporto de Brasília S.A.
	December 31,	December 31,
	2020	2019
Non-current assets	722,342	1,022,212
Current assets	25,667	42,369
Total assets	748,009	1,064,581
Non-current liabilities	798,374	972,476
Current liabilities	94,065	121,564
Total liabilities	892,439	1,094,040
Equity	(144,430)	(29,459)
Revenue	44,827	102,438
Gross (loss) / profit	(6,046)	23,069
Operating income	13,796	12,592
Financial Results	(88,051)	(112,933)
Income tax	(46,839)	—
Net loss	(121,094)	(100,341)
Other comprehensive income / (loss) for the year	6,122	(2,307)
Total comprehensive loss for the year	(114,972)	(102,648)
Dividends paid	—	—

Increase / (Decrease) in cash
Provided by / (Used in) operating activities	9,721	(34,947)
Used in investing activities	(173)	(106)
(Used in) / Provided by financing activities	(12,690)	43,286

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,
	2020	2019
Non-current assets	1,163,738	1,223,668
Current assets	143,638	145,516
Total assets	1,307,376	1,369,184
Non-current liabilities	509,114	513,118
Current liabilities	268,403	217,989
Total liabilities	777,517	731,107
Equity	529,859	638,077
Revenue	348,904	924,842
Gross (loss) / profit	(23,616)	222,733
Operating (loss) / income	(57,447)	149,788
Financial Results	(84,231)	(62,682)
Income tax	51,493	11,647
Net (loss) / income	(90,185)	98,753
Other comprehensive loss for the year	(19,832)	(19,094)
Total comprehensive (loss) / income for the year	(110,017)	79,659
Dividends paid	(578)	(52,354)

Increase / (Decrease) in cash
Provided by / (Used in) operating activities	61,760	(66,850)
(Used in) / Provided by investing activities	(21,926)	14,639
(Used in) / Provided by financing activities	(3,325)	12,469

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years